New accounting pronouncements not yet adopted by the Company	12 Months Ended
Mar. 31, 2021
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New accounting pronouncements not yet adopted by the Company
3. New accounting pronouncements not yet adopted by the Company
Certain new standards, interpretations and amendments to existing standards have been published that are mandatory for the Company’s accounting periods beginning on or after April 1, 2021 or later periods. Those which are considered to be relevant to the Company’s operations are set out below.

i.
In January 2020, the IASB issued amendments to IAS 1 “
Presentation of Financial Statements
” regarding the ‘Classification of Liabilities as Current or
Non-current’.
The amendments in Classification of Liabilities as Current or
Non-current
(Amendments to IAS 1) affect only the presentation of liabilities in the statement of financial position, and not the amount or timing of recognition of any asset, liability, income or expenses, or the information that entities disclose about those items. The amendments:

•
clarify that the classification of liabilities as current or non-current
should be based on rights that are in existence at the end of the reporting period and align the wording in all affected paragraphs to refer to the “right” to defer settlement by at least twelve months and make explicit that only rights in place “at the end of the reporting period” should affect the classification of a liability;

•	clarify that classification is unaffected by expectations about whether an entity will exercise its right to defer settlement of a liability; and

•	make clear that settlement refers to the transfer to the counterparty of cash, equity instruments, other assets or services.
The above amendments are effective for annual reporting periods beginning on or after January 1, 2023 and are to be applied retrospectively. Early application is permitted.
The Company is currently evaluating the impact of these amendments on its consolidated financial statements.

ii.
In January 2020, the IASB issued amendments to IAS 16 “
Property, Plant and Equipment
” regarding proceeds from selling items produced while bringing an asset into the location and condition necessary for it to be capable of operating in the manner intended by management. These amendments:

•
prohibit deducting from the cost of an item of property, plant and equipment any proceeds from selling items produced while bringing that asset to the location and condition necessary for it to be capable of operating in the manner intended by management; and

•	require an entity to recognize the proceeds from selling such items, and the cost of producing those items, in profit or loss.
An entity is required to apply the amendments retrospectively only to items of property, plant and equipment that are brought to the location and condition necessary for them to be capable of operating in the manner intended by management on or after the beginning of the earliest period presented in the financial statements in which the entity first applies the amendments. The amendments are effective for annual periods beginning on or after January 1, 2022. Early application is permitted.
The Company is currently evaluating the impact of these amendments on its consolidated financial statements.

iii.
In May 2020, the IASB issued amendments to IAS 37 “
Provisions, Contingent Liabilities and Contingent Assets
” regarding costs a company should include as the cost of fulfilling a contract when assessing whether a contract is onerous. These amendments:

•	specify that the ‘cost of fulfilling’ a contract comprises the ‘costs that relate directly to the contract’; and

•
states that costs that relate directly to a contract can either be incremental costs of fulfilling that contract (examples would be direct labour or materials) or an allocation of other costs that relate directly to fulfilling contracts (an example would be the allocation of the depreciation charge for an item of property, plant and equipment used in fulfilling the contract).

An entity is required to apply the amendments to contracts for which the entity has not yet fulfilled all its obligations at the beginning of the annual reporting period in which the entity first applies the amendments. Comparatives are not required to be restated. The amendments are effective for annual periods beginning on or after January 1, 2022. Early application is permitted.
The Company is currently evaluating the impact of these amendments on its consolidated financial statements.

iv.
In August 2020, the IASB issued amendments to “
Interest Rate Benchmark Reform — Phase 2
” in relation to the modification of financial assets, financial liabilities and lease liabilities, specific hedge accounting requirements, and disclosure requirements applying IFRS 7 to accompany the amendments regarding modifications and hedge accounting. These amendments:

•
introduce a practical expedient for modifications required by the reform (modifications required as a direct consequence of the IBOR reform and made on an economically equivalent basis) whereby the modification is accounted for by updating the effective interest rate. All other modifications are accounted for using the current IFRS requirements. A similar practical expedient is proposed for lessee accounting applying IFRS 16.

•
state that the hedge accounting is not discontinued solely because of the IBOR reform. Hedging relationships (and related documentation) must be amended to reflect modifications to the hedged item, hedging instrument and hedged risk. Amended hedging relationships should meet all qualifying criteria to apply hedge accounting, including effectiveness requirements.

•
require disclosures to allow users to understand the nature and extent of risks arising from the IBOR reform to which the entity is exposed to and how the entity manages those risks as well as the entity’s progress in transitioning from IBORs to alternative benchmark rates, and how the entity is managing this transition. The amendments require that an entity discloses information about

•	how the transition from interest rate benchmarks to alternative benchmark rates is managed, the progress made at the reporting date, and the risks arising from the transition;

•
quantitative information about
non-derivative
financial assets,
non-derivative
financial liabilities and derivatives that continue to reference interest rate benchmarks subject to the reform, disaggregated by significant interest rate benchmark; and

•	to the extent that the IBOR reform has resulted in changes to an entity’s risk management strategy, a description of these changes and how is the entity managing those risks.
The amendments are effective for annual periods beginning on or after January 1, 2021. Early application is permitted. Restatement of prior periods is not required; however, an entity may restate prior periods if, and only if, it is possible without the use of hindsight.
On March 5, 2021, the Financial Conduct Authority announced an extension of retirement date of certain US dollar LIBOR, including 3-month US dollar LIBOR, till June 30, 2023. One of the Company’s existing loans is linked to 3-month US dollar LIBOR and the loan is scheduled to be fully paid off by March 2022.
Accordingly, the Company does not anticipate any impact of these amendments on its consolidated financial statements.

v.
In February 2021, the IASB issued “Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2) in relation to determining which accounting policies are to be disclosed in the financial statements. These amendments:

•	require an entity to disclose its material accounting policy information instead of its significant accounting policies.

•
clarify that accounting policy information may be material because of its nature, even if the related amounts are immaterial; and also clarifies if users of an entity’s financial statements would need it to understand other material information in the financial statements;

•	clarify that accounting policy information is material; and

•	the amendments clarify that if an entity discloses immaterial accounting policy information, such information shall not obscure material accounting policy information.
The amendments are effective for annual periods beginning on or after January 1, 2023 and are to be applied prospectively. Early application is permitted.
The Company is currently evaluating the impact of these amendments on its consolidated financial statements.

vi.	In February 2021, the IASB issued “Disclosure of Accounting Estimates (Amendments to IAS 8) in relation to distinction between accounting policies and accounting estimates. These amendments:

•	replace the definition of change in accounting estimates with a definition of accounting estimate as “monetary amounts in financial statements that are subject to measurement uncertainty”;

•
clarify that a change in accounting estimate that results from new information or new developments is not the correction of an error. In addition, the effects of a change in an input or a measurement technique used to develop an accounting estimate are changes in accounting estimates if they do not result from the correction of prior period errors;

•
state that a change in an accounting estimate may affect only the current period’s profit or loss, or the profit or loss of both the current period and future periods. It also requires that the effect of the change relating to the current period is recognised as income or expense in the current period and the effect, if any, on future periods is recognised as income or expense in those future periods.

The amendments are effective for annual periods beginning on or after January 1, 2023 and are to be applied prospectively. Early application is permitted.
The Company is currently evaluating the impact of these amendments on its consolidated financial statements.